Goodwill and Intangible Assets - Summary of Movement in Goodwill Balance (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Reconciliation of changes in goodwill [abstract]
Balance at the beginning of the year		₨ 307,970		₨ 246,989
Translation adjustment		4,206		20,335
Acquisition through Business combinations* (Refer to Note 7)	[1]	4,314		40,687
Disposals		(488)		(41)
Balance at the end of the year		₨ 316,002	$ 3,792	₨ 307,970

[1]	Acquisition through business combinations for the years ended March 31, 2023 and 2024 is after considering the impact of ₹ 57 and ₹ (503) towards measurement period changes in the purchase price allocation of acquisitions made during the year ended March 31, 2022 and 2023, respectively.